UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scion Capital, LLC
Address: 20400 Stevens Creek Blvd, Suite 840
         Cupertino, CA  95014

13F File Number:  28-11229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Burry
Title:     Managing Member
Phone:     408-441-8400

Signature, Place, and Date of Signing:

       /s/  Michael J. Burry     Cupertino, CA     October 24, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $212,652 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRICK GOLD CORP               COM             067901108    20140   500000 SH       SOLE                   500000        0        0
CONOCOPHILLIPS                  COM             20825C104    26331   300000 SH       SOLE                   300000        0        0
FOCUS MEDIA HLDG LTD            SPONSORED ADR   34415V109    30460   525000 SH       SOLE                   525000        0        0
GOOGLE INC                      CL A            38259P508    28363    50000 SH       SOLE                    50000        0        0
HOME DEPOT INC                  COM             437076102    29196   900000 SH       SOLE                   900000        0        0
MOTOROLA INC                    COM             620076109    11118   600000 SH       SOLE                   600000        0        0
NEXEN INC                       COM             65334H102    20999   687600 SH       SOLE                   687600        0        0
OVERSTOCK COM INC DEL           COM             690370101     7200   250000 SH       SOLE                   250000        0        0
WAL MART STORES INC             COM             931142103    26190   600000 SH       SOLE                   600000        0        0
WCI CMNTYS INC                  COM             92923C104    12655  2112849 SH       SOLE                  2112849        0        0